Operating Expenses - Schedule of Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Depreciation and amortisation	€ 3,549	€ 2,522	€ 534
Employee compensation	46,282	33,132	18,889
Repair and maintenance expenses	3,449	3,020	1,123
Legal and professional fees	9,087	7,576	2,122
Transaction costs	0	0	7,707
Rental expenses	2,484	1,757	751
Travel expense	2,393	1,988	985
Marketing and entertainment expenses	968	1,283	602
Other expenses	6,414	5,823	1,745
Total administrative expenses	€ 74,626	€ 57,101	€ 34,458